Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001734342
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	Amerant Bancorp Inc.
Entity Incorporation State Country Code	FL
Entity File Number	001-38534
Entity Tax Identification Number	65-0032379
Entity Address, Address Line One	220 Alhambra Circle
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	460-4038
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	AMTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false